LIBERTY FUNDS TRUST I
Liberty High Yield Securities Fund
Liberty Income Fund
Liberty Strategic Income Fund
Liberty Tax-Managed Aggressive Growth Fund
Liberty Tax-Managed Value Fund
Liberty Tax-Managed Growth Fund
Liberty Tax-Managed Growth Fund II

LIBERTY FUNDS TRUST II
Liberty Newport Japan Opportunities Fund
Liberty Newport Greater China Fund
Liberty Money Market Fund
Liberty Intermediate Government Fund

LIBERTY FUNDS TRUST III
Liberty Newport Global Equity Fund
Liberty Newport International Equity Fund
Liberty Select Value Fund
Liberty Federal Securities Fund
The Liberty Fund
Liberty Contrarian Small-Cap Fund
Liberty Contrarian Equity Fund
Liberty Contrarian Income Fund
Liberty Contrarian Fund

LIBERTY FUNDS TRUST IV
Liberty Tax-Exempt Fund
Liberty Tax-Exempt Insured Fund
Liberty Utilities Fund
Liberty Municipal Money Market Fund

LIBERTY FUNDS TRUST V
Liberty California Tax-Exempt Fund
Liberty Connecticut Tax-Exempt Fund
Liberty Massachusetts Tax-Exempt Fund
Liberty New York Tax-Exempt Fund
Liberty Ohio Tax-Exempt Fund
Liberty Global Young Investor Fund

LIBERTY FUNDS TRUST VI
Liberty Small-Cap Value Fund
Liberty Growth & Income Fund
Liberty Newport Asia Pacific Fund

LIBERTY FUNDS TRUST VII
Liberty Newport Tiger Fund
Liberty Newport Europe Fund

LIBERTY FLOATING RATE ADVANTAGE FUND

LIBERTY FLOATING RATE FUND

LIBERTY-STEIN ROE FUNDS INCOME TRUST
Liberty High Yield Bond Fund, Class A
Liberty Income Bond Fund, Class A
Liberty Intermediate Bond Fund, Class A

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Liberty Midcap Growth Fund
Liberty Focus Fund, Class A
Liberty Small Company Growth Fund, Class A
Liberty Capital Opportunities Fund, Class A
Liberty Growth Investor Fund

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
Liberty High Income Municipals Fund, Class A
Stein Roe Intermediate Municipals Fund, Classes A, B, C

LIBERTY-STEIN ROE ADVISOR TRUST
Liberty Young Investor Fund
Liberty Growth Stock Fund



                           Supplement to Prospectuses

On November 1, 2001, Fleet National Bank completed its acquisition of the asset management business of Liberty Financial Companies, Inc., including each investment advisor and affiliated sub-advisor of the Funds. Fleet National Bank is a direct, wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Under the rules for mutual funds, the transaction resulted in a change of control of the Funds' investment advisors and affiliated sub-advisor and, therefore, an assignment of their investment advisory, and, if applicable, sub-advisory and portfolio management contracts with the Funds. At meetings of shareholders held on September 26, 2001, shareholders of the Funds approved new investment advisory, sub-advisory and portfolio management contracts. The new contracts are substantially identical in all respects to the contracts in effect prior to November 1, 2001 except for their effective and termination dates and other non-material changes.


                                                                November 2, 2001



LIBERTY FUNDS TRUST I
Liberty High Yield Securities Fund
Liberty Income Fund
Liberty Strategic Income Fund
Liberty Tax-Managed Aggressive Growth Fund
Liberty Tax-Managed Value Fund
Liberty Tax-Managed Growth Fund
Liberty Tax-Managed Growth Fund II

LIBERTY FUNDS TRUST II
Liberty Newport Japan Opportunities Fund
Liberty Newport Greater China Fund
Liberty Money Market Fund
Liberty Intermediate Government Fund

LIBERTY FUNDS TRUST III
Liberty Newport Global Equity Fund
Liberty Newport International Equity Fund
Liberty Select Value Fund
Liberty Federal Securities Fund
The Liberty Fund
Liberty Contrarian Small-Cap Fund
Liberty Contrarian Equity Fund
Liberty Contrarian Income Fund
Liberty Contrarian Fund

LIBERTY FUNDS TRUST IV
Liberty High Yield Municipal Fund
Liberty Tax-Exempt Fund
Liberty Tax-Exempt Insured Fund
Liberty Utilities Fund
Liberty Municipal Money Market Fund

LIBERTY FUNDS TRUST V
Liberty California Tax-Exempt Fund
Liberty Connecticut Tax-Exempt Fund
Liberty Massachusetts Tax-Exempt Fund
Liberty New York Tax-Exempt Fund
Liberty Ohio Tax-Exempt Fund
Liberty Global Young Investor Fund

LIBERTY FUNDS TRUST VI
Liberty Small-Cap Value Fund
Liberty Growth & Income Fund
Liberty Newport Asia Pacific Fund

LIBERTY FUNDS TRUST VII
Liberty Newport Tiger Fund
Liberty Newport Europe Fund

LIBERTY FLOATING RATE ADVANTAGE FUND

LIBERTY FLOATING RATE FUND

LIBERTY-STEIN ROE FUNDS INCOME TRUST
Liberty High Yield Bond Fund, Class A
Liberty Income Bond Fund, Class A
Liberty Intermediate Bond Fund, Class A

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Liberty Midcap Growth Fund
Liberty Focus Fund, Class A
Liberty Small Company Growth Fund, Class A
Liberty Capital Opportunities Fund, Class A
Liberty Growth Investor Fund

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
Liberty High Income Municipals Fund, Class A
Stein Roe Intermediate Municipals Fund, Classes A, B, C

LIBERTY-STEIN ROE ADVISOR TRUST
Liberty Young Investor Fund
Liberty Growth Stock Fund


               Supplement to Statements of Additional Information

On November 1, 2001, Fleet National Bank completed its acquisition of the asset management business of Liberty Financial Companies, Inc., including each investment advisor and affiliated sub-advisor of the Funds. Fleet National Bank is a direct, wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Under the rules for mutual funds, the transaction resulted in a change of control of the Funds' investment advisors and affiliated sub-advisor and, therefore, an assignment of their investment advisory and, if applicable, sub-advisory portfolio management contracts with the Funds. At meetings of shareholders held on September 26, 2001, shareholders of the Funds approved new investment advisory, sub-advisory and portfolio management contracts. The new contracts are substantially identical in all respects to the contracts in effect prior to November 1, 2001 except for their effective and termination dates and other non-material changes.

The investment advisor for each Fund, except those listed in the following paragraphs, is a wholly owned subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111. LFG is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation. Each of FleetBoston Financial Corporation, Fleet National Bank and Fleet/Liberty Holdings, Inc. is located at 100 Federal Street, Boston, MA 02110.

The investment advisor for the Liberty Contrarian Funds is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

The investment advisor for the Liberty Newport Funds is a majority-owned subsidiary of Newport Pacific Management, Inc., which in turn is a wholly owned subsidiary of Liberty Newport Holdings, Limited, which in turn is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation. Newport Pacific Management, Inc. is located at 580 California Street, San Francisco, CA 94104.

The investment sub-advisor for the Liberty Global Young Investor Fund is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation. The Fund's investment sub-advisor is a limited partnership managed by its general partner, WAM
Acquisition G.P. ("WAM GP"). WAM GP is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc. and is located at 227 West Monroe Street, Suite 3000, Chicago, IL 60606.

As of November 1, 2001, Keith T. Banks, 45, whose business address is c/o Fleet Asset Management, 590 Madison Avenue, 36th Floor, Mail Stop NY EH 30636A, New York, NY 10022, replaces Stephen E. Gibson as President of each of the above referenced Trusts. In addition to his position as President of the Trusts, Mr. Banks is and has been Chief Investment Officer and Chief Executive Officer of Fleet Asset Management since 2000 and was formerly Managing Director and Head of U.S. Equity for J.P. Morgan Investment Management from 1996 to 2000.

As of November 1, 2001, Kevin M. Carome is no longer Executive Vice President of the Trusts.



                                                               November 2, 2001